Merger with Public Company:	12 Months Ended
Dec. 31, 2011
Merger with Public Company:

Note 2—Merger with Public Company:

On September 29, 2011, the Company entered into an agreement and plan of merger (the “Merger Agreement”), with Innovative Acquisitions Corp. (“IAC”) and its wholly-owned subsidiary, IAC Merger Corporation (“Merger Sub”). On October 4, 2011, the Company completed a reverse merger in which Merger Sub merged with and into the Company and the Company became a wholly-owned subsidiary of IAC (the “Merger”).

At the effective time of the Merger, the Company’s then issued and outstanding 18,666,733 shares of common stock were exchanged for 18,666,733 shares of common stock of IAC. At the effective time of the Merger, each share of the Company common stock that was outstanding immediately prior to the effective time was cancelled, with one share of the Company common stock issued to IAC. Concurrently, IAC redeemed all of its shares from its pre-Merger stockholders in exchange for an aggregate consideration of $40,000 paid by the Company. The Company paid $40,000 for IAC’s professional fees associated with the Merger, directly to the service providers. Following the Merger and the redemption, the Company’s prior stockholders owned the same percentage of IAC’s common stock as they held of the Company’s common stock prior to the Merger.

Upon completion of the Merger, the Company merged with and into IAC, and IAC adopted the Company’s business plan and changed its name to “Puma Biotechnology, Inc.” Further, upon completion of the Merger, the existing officers and directors of IAC resigned and the existing officers and directors of the Company were appointed officers and directors of IAC.

The Merger was accounted for as a reverse acquisition with the Company as the accounting acquirer and IAC as the accounting acquiree. The merger of a private operating company into a non-operating public shell corporation with nominal net assets is considered to be a capital transaction, in substance, rather than a business combination, for accounting purposes. Accordingly, the Company treated this transaction as a capital transaction without recording goodwill or adjusting any of its other assets or liabilities. The consideration in the amount of $80,000 paid to the former stockholders of IAC and their attorney was recorded as an other expense item and included in the Company’s net loss for the year ending December 31, 2011.

As a condition to the Merger, the Company entered into an Indemnity Agreement dated September 29, 2011, with former officers and directors of IAC, pursuant to which IAC agreed to indemnify such former officers and directors for actions taken by such officers and directors in their official capacities relating to the consideration, approval and consummation of the Merger.